Other gains - net (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other gains - net [line items]
Net (losses)/gains on disposal of land, property, plant and equipment	[1]	¥ 158,551	¥ 172,508	¥ (13,017)
Income from structured deposits		85,444	19,811	0
Fair value (losses)/gains on foreign exchange option and forward exchange contracts		3,001	(2,021)	(1,516)
Gains/(losses) from disposal of subsidiaries		(60,951)	1,622	0
Net foreign exchange gains/(losses)		2,648	(31,770)	23,656
Net gains/(losses) on settlement of foreign exchange option and forward foreign exchange contracts		(15,316)	16,540	0
Gains from disposal of joint venture		0	0	10,339
Others		(19,513)	0	0
Other gains - net		153,864	¥ 176,690	¥ 19,462
Zhejiang Jin Yong Acrylic Fibre Company Limited [member]
Disclosure of other gains - net [line items]
Net (losses)/gains on disposal of land, property, plant and equipment		126,817
Gains/(losses) from disposal of subsidiaries		¥ (60,951)

[1]	The net gains on disposal of land, property, plant and equipment were mainly composed of gains on disposal of land of Zhejiang Jin Yong Acrylic Fiber Company Limited ("Jinyong") which amounted to RMB 126,817 thousands.